Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note 10. Short-Term Borrowings

Short-term borrowings totaling $57.68 million at December 31, 2011 as shown on the balance sheet consist primarily of six Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank.  The advances are also secured by a specific group of available for sale securities held in safekeeping by the FHLB. The Federal Home Loan Bank has the option to convert these advances which total $57.5 million to a three month LIBOR-based floating rate advance.  These six notes carry interest rates that range from 3.44% to 4.80% at December 31, 2011. The average rate paid on these six borrowings was 4.20%. Also included in other short-term borrowings are the contractual principal payments due over the next 12 months on a seller financed mortgage secured by Bank property and an FHLB advance granted through the FHLB's Affordable Housing Program. The contractual payments due on the seller financed mortgage total   $29 over the next 12 months and carry a rate of 3.2%. The contractual payments due on the FHLB Affordable Housing program loan total $50 and have a zero interest rate.  Short-term borrowings also include the contractual principal payments due totaling $97 over the next 12 months on funds drawn on a Term Loan issued to the Company by one of its Correspondent Banks. The rate on this loan is 6.75%. This loan is secured by the Stock of the subsidiary Bank. During the second quarter of 2011, the Company requested and the correspondent bank agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period.  The Closed – End Term Loan has a balloon maturity in April 2014 and the Company deposited the 35 monthly payments up to the balloon date into a reserve account held at the correspondent bank. One of the covenants included in the loan documents requires that the Bank and Company remain well-capitalized. The Company did receive a covenant waiver from the correspondent bank during the second quarter of 2011 after falling below “well-capitalized” to “adequately capitalized”.  The remaining balances on the seller financed mortgage, the FHLB Affordable Housing Program Loan and the loan from the Company's correspondent bank are included in long-term debt. The balance at the beginning of the year totaling $65.95 million represented the highest balance for short term borrowings during the year. The average balance for short term borrowings during 2011 was $61.81 million.  At December 31, 2010, short term borrowings totaled $65.95 million. The average rate paid on short term borrowings during 2010 was 4.94% and the average balance was $68.57 million.   The highest balance of short term borrowings during 2010 was $74.04 million.